LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	Debt Facility	Equipment Financing	Total
Currency	USD	USD
Year of maturity	2031	2026
Balance at December 31, 2022	$-	$14,510	$14,510

Finance cost	-	728	728
Repayments of principal	-	(5,991)	(5,991)
Repayments of finance costs	-	(728)	(728)
Balance at December 31, 2023	$-	$8,519	$8,519

Loans drawdowns	120,000	3,470	123,470
Applied deferred financing fees	(8,770)	-	(8,770)
Finance cost	7,200	441	7,641
Repayments of principal	-	(4,081)	(4,081)
Payments of interest	(3,665)	(438)	(4,103)
Balance at December 31, 2024	$114,765	$7,911	$122,676

Less: Current portion of loans payable	$1,000	$4,234	$5,234
Less: Accrued interest	2,440	-	2,440
Balance: Non-current loans payable	$111,325	$3,677	$115,002